Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Basic salaries and bonus	¥ 19,237	¥ 18,653
Share based compensation	33,003
Pension costs-defined contribution plans	257	226
Compensation paid or payable to key management for employee services	¥ 52,497	¥ 18,879